LONG-TERM DEBT	12 Months Ended
Feb. 25, 2017
LONG-TERM DEBT

NOTE 8—LONG-TERM DEBT

The Company’s long-term debt as of February 25, 2017 and February 27, 2016, net of debt discounts of $310.0 million and $349.2 million, respectively, and deferred financing costs of $118.2 million and $170.6 million, respectively, consisted of the following (in millions):

	February 25, 2017	February 27, 2016
Albertsons Term Loans, due 2021 to 2023, interest range of 3.0% to 3.25% plus LIBOR	$5,853.0	$7,136.6
Albertsons Senior Unsecured Notes due 2024 and 2025, interest rate of 6.625% and 5.750%, respectively	2,473.0	—
Asset-Based Loan Facility, average interest rate of 1.94%	—	311.0
NAI 7.45% Debentures due 2029	554.6	542.9
Albertsons 7.75% Senior Secured Notes due 2022	—	584.7
Safeway 7.25% Debentures due 2031	575.6	574.7
NAI 8.0% Debentures due 2031	357.2	352.0
NAI 6.47% to 7.15% Medium Term Notes due 2017—2028	257.3	251.1
Safeway 5.0% Senior Notes due 2019	270.1	270.7
NAI 8.70% Debentures due 2030	209.0	206.9
NAI 7.75% Debentures due 2026	174.1	170.3
Safeway 7.45% Senior Debentures due 2027	152.7	152.8
Safeway 3.95% Senior Notes due 2020	137.7	137.9
Safeway 4.75% Senior Notes due 2021	131.0	131.1
Safeway 6.35% Notes due 2017	101.3	104.1
Safeway 3.4% Senior Notes due 2016	—	80.0
Other Notes Payable, Unsecured	114.9	154.0
Mortgage Notes Payable, Secured	22.4	23.3

Total debt	11,383.9	11,184.1
Less current maturities	(203.8)	(214.3)

Long-term portion	$11,180.1	$10,969.8

The Albertsons Term Loans, Asset-Based Loan (“ABL”) Facility and certain of the outstanding notes and debentures have restrictive covenants, subject to the right to cure in certain circumstances, calling for the acceleration of payments due in the event of a breach of a covenant or a default in the payment of a specified amount of indebtedness due under certain debt arrangements. There are no restrictions on the Company’s ability to receive distributions from its subsidiaries to fund interest and principal payments due under the ABL Facility, the Albertsons Term Loans (as defined below) and the Senior Unsecured Notes (as described below). Each of the ABL Facility, Albertsons Term Loans and the Senior Unsecured Notes restrict the ability of the Company to pay dividends and distribute property to the Company’s parent, AB Acquisition LLC. As a result, all of the Company’s consolidated net assets are effectively restricted with respect to their ability to be transferred to AB Acquisition LLC. Notwithstanding the foregoing, the ABL Facility, Albertsons Term Loans and the Senior Unsecured Notes each contain customary exceptions for certain dividends and distributions, including the ability to make cumulative distributions under the Albertsons Term Loans and Senior Unsecured Notes of up to the greater of $1.0 billion or 4% of the Company’s total assets (which is measured at the time of such distribution) and the ability to make distributions if certain payment conditions are satisfied under the ABL Facility. The Company was in compliance with all such covenants and provisions as of and for the fiscal year ended February 25, 2017.

Albertsons Term Loans

As of February 28, 2015, the Company’s term loans under the Albertsons term loan agreement (the “Albertsons Term Loans”) totaled $6,296.0 million, excluding debt discounts and deferred financing costs. The Albertsons Term Loans consisted of a Term B-2 Loan of $1,437.0 million with an interest rate of LIBOR, subject to a 1.0% floor, plus 4.375%, a Term B-3 Loan of $950.0 million with an interest rate of LIBOR, subject to a 1.0% floor, plus 4.0%, a Term B-4 Loan of $3,609.0 million with an interest rate of LIBOR, subject to a 1.0% floor, plus 4.5%, and a Term B-4-1 Loan of $300.0 million with an interest rate of LIBOR, subject to a 1.0% floor, plus 4.5%.

On December 21, 2015, the Company entered into an amendment to the Albertsons Term Loans to borrow an additional $1,145.0 million of Albertsons Term B-5 Loan. The borrowings were used to replace the NAI Senior Secured Term Loan principal of $1,141.5 million and pay related interest and fees. The Term B-5 Loan had an original maturity date of December 21, 2022 and had an interest rate of LIBOR, subject to a 1.0% floor, plus 4.5%. In connection with the term loan amendment, the Company increased the applicable margin of the Albertsons Term B-2 and B-3 Loans by 12.5 basis points.

On May 31, 2016, a portion of the net proceeds from the issuance of the 6.625% Senior Unsecured Notes (“2024 Notes”), as further discussed below, was used to repay $519.8 million of principal on the then-existing Term B-3 Loan due 2019. The Company wrote off $15.0 million of deferred financing costs and original issue discounts in connection with the Term B-3 Loan paydown.

On June 22, 2016, the Company amended the agreement governing the Albertsons Term Loans in which three new term loan tranches were established and certain provisions of such agreement were amended. The tranches consisted of $3,280.0 million of a 2016-1 Term B-4 Loan, $1,145.0 million of a 2016-1 Term B-5 Loan and $2,100.0 million of a Term B-6 Loan (collectively, the “June 2016 Term Loans”). The proceeds from the issuance of the June 2016 Term Loans, together with $300.0 million of borrowings under the ABL Facility, were used to repay the then-existing Albertsons Term Loans and related interest and fees (collectively, the “June 2016 Term Loan Refinancing”). The June 2016 Term Loan Refinancing was accounted for as a debt modification. In connection with the June 2016 Term Loan Refinancing the Company expensed $27.6 million of financing costs and also wrote off $12.8 million of deferred financing costs associated with the original Albertsons Term Loans. The 2016-1 Term B-4 Loan had an original maturity date of August 25, 2021, and had an interest rate of LIBOR, subject to a 1.0% floor, plus 3.5%. The 2016-1 Term B-5 Loan had an original maturity date of December 21, 2022, and had an interest rate of LIBOR, subject to a 1.0% floor, plus 3.75%. The Term B-6 Loan had an original maturity date of June 22, 2023, and had an interest rate of LIBOR, subject to a 1.0% floor, plus 3.75%.

On August 9, 2016, a portion of the net proceeds from the issuance of the 5.750% Senior Secured Notes (“2025 Notes”), as further discussed below, was used to repay $500.0 million of principal on the Term B-6 Loan. The Company wrote off $9.2 million of deferred financing costs and original issue discounts in connection with the Term B-6 Loan paydown.

On December 23, 2016, the Company amended the agreement governing the Albertsons Term Loans in which three new term loan tranches were established and certain provisions of such agreement were amended. The new tranches consisted of $3,271.8 million of a new 2016-2 Term B-4 Loan, $1,142.1 million of a new 2016-2 Term B-5 Loan and $1,600.0 million of a new 2016-1 Term B-6 Loan (collectively, the “New Term Loans”). The proceeds from the issuance of the New Term Loans were used to repay the then-existing Albertsons Term Loans and related interest and fees (collectively, the “December 2016 Term Loan Refinancing”). The December 2016 Term Loan Refinancing was accounted for as a debt modification. In connection with the December 2016 Term Loan Refinancing the Company expensed $7.9 million of financing costs and also wrote off $14.0 million of deferred financing costs associated with the original Albertsons Term Loans.

The new 2016-2 Term B-4 Loan matures on August 25, 2021, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 3.0%. The new 2016-2 Term B-5 Loan matures on December 21, 2022, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 3.25%. The new 2016-1 Term B-6 Loan matures on June 22, 2023, and has an interest rate of LIBOR, subject to a 0.75% floor, plus 3.25%.

The Albertsons Term Loan facilities are guaranteed by Albertsons existing and future direct and indirect wholly owned domestic subsidiaries that are not borrowers, subject to certain exceptions. The Albertsons Term Loan facilities are secured by, subject to certain exceptions, (i) a first-priority lien on substantially all of the assets of the borrowers and guarantors (other than accounts receivable, inventory and related assets of the proceeds thereof (the “Albertsons ABL priority collateral”)) and (ii) a second-priority lien on substantially all of the Albertsons ABL priority collateral.

NAI Senior Secured Term Loan

On November 10, 2015, the Company increased the borrowings under the NAI senior secured term loan facility (the “NAI Senior Secured Term Loan”) by approximately $300.0 million to fund the A&P Transaction. The NAI Senior Secured Term Loan had a rate of 3.75% plus LIBOR, subject to a 1% floor. As disclosed in “Albertsons Term Loans”, on December 21, 2015, the Company replaced the NAI Senior Secured Term Loan with the additional $1,145.0 million borrowing under the Albertsons Term Loan.

Asset-Based Loan Facilities

On December 21, 2015, the existing ABL Facility was amended and restated in connection with the issuance of a new ABL facility issued through the Company’s newly formed wholly owned subsidiary Albertsons Companies, LLC. The new ABL Facility, among other things, provides for a $4,000.0 million senior secured revolving credit facility. The new ABL Facility has an interest rate of LIBOR plus a margin ranging from 1.25% to 1.75% and matures on December 21, 2020. The new ABL Facility also provides for a new letters of credit (“LOC”) sub-facility of $1,975.0 million and terminated the NAI LOC facility and NAI LOC sub-facility.

As noted above, borrowings under the ABL Facility increased $300.0 million on June 22, 2016 in connection with the Term Loan Refinancing. On August 9, 2016, $470.0 million of the net proceeds from the issuance of the 2025 Notes was used to repay the ABL Facility.

As of February 25, 2017, the ABL Facility had no outstanding borrowings and the ABL LOC sub-facility had $622.3 million letters of credit outstanding. Borrowings outstanding under the ABL Facility as of February 27, 2016 consisted of loans of $311.0 million and letters of credit issued under the LOC sub-facility of $616.2 million.

The ABL Facility is guaranteed by the Company’s existing and future direct and indirect wholly owned domestic subsidiaries that are not borrowers, subject to certain exceptions. The ABL Facility is secured by, subject to certain exceptions, (i) a first-priority lien on substantially all of the ABL Facility priority collateral and (ii) a second-priority lien on substantially all other assets (other than real property). The ABL Facility contains no financial covenant unless and until (a) excess availability is less than (i) 10.0% of the lesser of the aggregate commitments and the then-current borrowing base at any time or is (ii) $250.0 million at any time or (b) an event of default is continuing. If any of such events occur, the Company must maintain a fixed charge coverage ratio of 1.0 to 1.0 from the date such triggering event occurs until such event of default is cured or waived and/or the 30th day that all such triggers under clause (a) no longer exist.

Notes

Senior Unsecured Notes

On May 31, 2016, Albertsons Companies, LLC and substantially all of its subsidiaries completed the sale of $1,250.0 million of principal amount of its 6.625% Senior Unsecured Notes which will mature on June 15, 2024. Interest on the 2024 Notes is payable semi-annually in arrears on June 15 and December 15 of each year, commencing on December 15, 2016. The 2024 Notes are also fully and unconditionally guaranteed, jointly and severally, by each of the subsidiaries that are additional issuers under the indenture governing such notes.

On August 9, 2016, Albertsons Companies, LLC and substantially all of its subsidiaries completed the sale of $1,250.0 million of principal amount of its 5.750% Senior Unsecured Notes which will mature on March 15, 2025. Interest on the 2025 Notes is payable semi-annually in arrears on March 15 and September 15 of each year, commencing on March 15, 2017. The 2025 Notes are also fully and unconditionally guaranteed, jointly and severally, by each of the subsidiaries that are additional issuers under the indenture governing such notes.

Albertsons Companies, LLC, an issuer and direct or indirect parent of each of the other issuers of the 2024 Notes and the 2025 Notes, has no independent assets or operations. All of the direct or indirect subsidiaries of Albertsons Companies, LLC, other than subsidiaries that are issuers of the 2024 Notes and the 2025 Notes, are minor, individually and in the aggregate.

Senior Secured Notes

On October 23, 2014, the Company completed the sale of $1,145.0 million of principal amount of 7.75% Senior Secured Notes (“2022 Notes”) with an original maturity date of October 15, 2022. The net proceeds from the sale of the 2022 Notes were $1,128.4 million, net of $16.6 million of original issue discount. Safeway was a co-issuer of the 2022 Notes. The Company also capitalized $6.3 million of deferred financing costs. Pursuant to the Safeway acquisition, Safeway became a co-obligor on the 2022 Notes. The 2022 Notes were guaranteed by Albertsons current and future direct and indirect domestic subsidiaries (other than Safeway), subject to certain exceptions. On February 9, 2015, following the Safeway acquisition, Albertsons redeemed $535.4 million of the 2022 Notes. The 2022 Notes were secured by, subject to certain exceptions, (i) a second-priority lien on substantially all of the assets of Albertsons, Safeway and the guarantors (other than the Albertsons ABL priority collateral), and (ii) a third-priority lien on the Albertsons ABL priority collateral.

On June 24, 2016, a portion of the net proceeds from the issuance of the 2024 Notes was used to fully redeem $609.6 million of principal amount of 2022 Notes, and to pay an associated make-whole premium of $87.7 million and accrued interest (the “Redemption”). The Company recorded a $111.7 million loss on debt extinguishment related to the Redemption comprised of the $87.7 million make-whole premium and a $24.0 million write off of deferred financing costs and original issue discount.

As of February 25, 2017, the future maturities of long-term debt, excluding debt discounts and deferred financing costs, consisted of the following (in millions):

2017	$202.6
2018	73.5
2019	332.8
2020	201.1
2021	3,302.7
Thereafter	7,699.4

Total	$11,812.1

Deferred Financing Costs and Interest Expense, Net

Financing costs incurred to obtain all financing other than ABL Facility financing are recognized as a direct reduction from the carrying amount of the debt liability and amortized over the term of the related debt using the effective interest method. Deferred financing costs recorded as a reduction of debt were $118.2 million and $170.6 million as of February 25, 2017 and February 27, 2016, respectively. Financing costs incurred to obtain ABL Facility financing are capitalized and amortized over the term of the related debt facilities using the straight-line method. Deferred financing costs associated with ABL Facility financing are included in Other assets and were $62.4 million and $79.2 million as of February 25, 2017 and February 27, 2016, respectively. For fiscal 2016, total amortization and write off of deferred financing costs of $84.4 million included $42.1 million of deferred financing costs written off in connection with the Albertsons Term Loan amendments and reductions. For fiscal 2015, total amortization expense of $69.3 million included $17.9 million of deferred financing costs written off in connection with Albertsons Term Loan amendments and reductions. For fiscal 2014, total amortization expense of $65.3 million included $36.8 million of deferred financing costs written off in connection with Albertsons Term Loan amendments.

Interest expense, net consisted of the following (in millions):

	Fiscal 2016	Fiscal 2015	Fiscal 2014
ABL facility, senior secured and unsecured notes, term loans and debentures	$764.3	$777.0	$454.1
Capital lease obligations	106.8	97.0	77.5
Amortization and write off of deferred financing costs	84.4	69.3	65.3
Amortization and write off of debt discount	22.3	12.9	6.8
Other interest expense (income)	26.0	(5.7)	29.5

Total interest expense, net	$1,003.8	$950.5	$633.2